Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.93%
California: 94.94%
Airport revenue: 11.06%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00%	6-30-2024	$1,115,000	$1,115,428
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	12-31-2024	750,000	752,527
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	6-30-2027	450,000	453,086
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	6-30-2028	390,000	392,073
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	12-31-2029	3,815,000	3,823,618
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2025	6,000,000	6,094,393
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2026	2,500,000	2,578,887
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2027	3,730,000	3,910,494
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,134,824
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2026	2,890,000	2,975,819
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2028	2,705,000	2,887,349
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,220,056
County of Sacramento Airport System Revenue Series F AMT	5.00	7-1-2024	1,760,000	1,763,085
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	784,047
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,062,815
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,080,139
San Francisco City & County Airport Commission San Francisco International Airport Series C AMT	5.00	5-1-2028	4,600,000	4,872,511
				37,901,151
Education revenue: 8.96%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2024	550,000	550,000
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2026	325,000	334,358
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	4.54	8-1-2072	5,000,000	4,927,703
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	827,441
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2033	250,000	253,537
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2035	350,000	352,437
California Municipal Finance Authority Lutheran University	5.00	10-1-2024	275,000	275,671
California Municipal Finance Authority Lutheran University	5.00	10-1-2025	275,000	279,065
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	309,145
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	1,075,000	1,052,073
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2024	600,000	604,053
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2025	600,000	617,045
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2026	625,000	656,997
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California Municipal Finance Authority University of the Pacific Series A	5.00%	11-1-2027	$650,000	$698,909
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2028	700,000	767,915
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2029	470,000	524,106
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2030	500,000	567,887
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	437,611
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2027	855,000	860,374
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00	10-1-2031	375,000	345,061
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00	7-1-2029	535,000	535,416
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2024	380,000	380,912
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2026	420,000	431,007
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2027	440,000	457,189
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2028	465,000	488,345
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2029	485,000	513,607
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2030	510,000	539,086
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2031	535,000	564,729
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2032	565,000	595,297
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2026	295,000	297,603
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2031	260,000	244,491
California State University Series B-2øø	0.55	11-1-2049	8,625,000	7,769,476
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,495,808
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	377,520
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	436,329
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	339,731
				30,707,934
GO revenue: 10.47%
Aromas-San Juan Unified School District CAB BAN¤	0.00	8-1-2027	1,375,000	1,204,793
Cajon Valley Union School District	5.00	8-1-2026	340,000	356,341
Cajon Valley Union School District	5.00	8-1-2027	200,000	214,505
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	297,774
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	346,742
See accompanying notes to portfolio of investments
2 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Carlsbad Unified School District Series B	3.00%	8-1-2034	$300,000	$295,517
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	244,681
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	335,111
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2024	150,000	150,572
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2025	170,000	173,733
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2026	235,000	245,267
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2033	225,000	215,527
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2034	375,000	355,352
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2035	520,000	486,377
Newman-Crows Landing Unified School District CAB BAN¤	0.00	8-1-2025	2,000,000	1,904,423
Oakland Unified School District/Alameda County	5.00	8-1-2029	10,125,000	10,630,044
Oakland Unified School District/Alameda County Series A	5.00	8-1-2024	600,000	602,744
Oakland Unified School District/Alameda County Series B	5.00	8-1-2026	500,000	522,190
Oakland Unified School District/Alameda County Series C	5.00	8-1-2025	795,000	814,232
Palomar Health Obligated Group Series A (NPFGC Insured)¤	0.00	8-1-2025	1,000,000	952,958
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2031	150,000	158,137
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2032	250,000	262,971
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2030	150,000	157,774
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2031	200,000	211,994
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2032	200,000	212,151
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2033	200,000	211,919
San Bernardino City Unified School District Series A (AGM Insured)	1.25	8-1-2029	435,000	378,600
San Bernardino City Unified School District Series A (AGM Insured)	4.00	8-1-2031	875,000	943,198
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,051,149
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	544,272
Sierra Kings Health Care District	4.00	8-1-2024	420,000	419,384
Sierra Kings Health Care District	5.00	8-1-2032	1,240,000	1,257,930
State of California	4.00	9-1-2026	6,000,000	6,139,112
State of California	5.00	8-1-2025	3,500,000	3,583,746
				35,881,220
Health revenue: 17.10%
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	4,000,000	4,194,090
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2025	675,000	694,835
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2026	500,000	525,149
California HFFA CommonSpirit Health Obligated Group Series A	5.00	4-1-2032	1,500,000	1,663,627
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,011,231
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	2,600,000	2,600,276
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2025	475,000	468,246
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	390,109
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	204,408
California HFFA Providence St. Joseph Health Obligated Group Series B-3øø	2.00	10-1-2036	5,000,000	4,836,828
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California HFFA Providence St. Joseph Health Obligated Group Series D California Health Facilities Financing Authority	5.00%	7-1-2031	$7,035,000	$7,755,631
California HFFA Stanford Health Care Obligated Group Series Aøø	3.00	8-15-2054	4,700,000	4,683,908
California Municipal Finance Authority Aldersly Series B	3.75	11-15-2028	2,990,000	2,991,377
California Municipal Finance Authority Aldersly Series B	4.00	11-15-2028	595,000	597,651
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2024	185,000	185,223
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2025	200,000	203,389
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2026	185,000	192,880
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2025	1,000,000	1,006,169
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,033,829
California Municipal Finance Authority Congregational Homes, Inc. Obligated Group Series B	2.13	11-15-2026	565,000	564,999
California Municipal Finance Authority Congregational Homes, Inc. Obligated Group Series B-1	2.75	11-15-2027	520,000	519,102
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	1,712,570
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	416,347
California Municipal Finance Authority Healthright 360 Series A144A	5.00	11-1-2029	1,170,000	1,196,856
California Municipal Finance Authority Northern California Retired Officers Community Series B1	2.25	7-1-2025	685,000	669,725
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	838,812
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	937,973
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2030	1,165,000	1,187,141
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2033	500,000	509,176
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2028	360,000	362,745
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	675,138
California PFA Kendal at Sonoma Obligated Group Series B-2144A	2.38	11-15-2028	1,000,000	976,168
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2025	500,000	508,878
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2026	500,000	522,243
California Statewide CDA CommonSpirit Health Obligated Group Series F (AGM Insured)€	3.99	7-1-2040	1,000,000	1,000,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2028	755,000	800,443
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2029	795,000	856,835
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	951,633
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2026	720,000	729,520
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2027	1,000,000	1,015,162
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2028	1,125,000	1,144,169
See accompanying notes to portfolio of investments
4 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00%	12-1-2026	$250,000	$256,250
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2027	300,000	309,318
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	259,731
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2024	400,000	400,000
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2025	485,000	492,487
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2026	275,000	285,938
Sierra View Local Health Care District	4.00	7-1-2025	580,000	579,847
Sierra View Local Health Care District	5.00	7-1-2027	630,000	656,436
Sierra View Local Health Care District	5.00	7-1-2029	630,000	674,532
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	277,172
Washington Township Health Care District Series A	5.00	7-1-2029	350,000	371,122
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	322,048
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	346,993
				58,566,365
Housing revenue: 11.14%
Anaheim PFA Series A (BAM Insured)	5.00	9-1-2032	1,745,000	1,925,571
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	210,030
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	344,274
California Housing Finance Agency Del Sur Family Housing LP Series Vøø	5.00	5-1-2054	500,000	515,857
California Housing Finance Agency Class A Series 1	3.50	11-20-2035	2,864,665	2,685,201
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,866,212	4,813,527
California Infrastructure & Economic Development Bank State Teachers’ Retirement System	5.00	8-1-2027	400,000	427,034
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2024	1,200,000	1,200,821
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2025	3,435,000	3,475,832
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2032	700,000	725,914
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	431,569
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2030	450,000	492,794
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2031	400,000	442,766
California Municipal Finance Authority Placer 712 LP Series A (Department of Housing and Urban Development Insured)øø	3.20	9-1-2045	1,250,000	1,244,219
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	178,026
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	283,134
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	302,753
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2028	200,000	211,534
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2029	210,000	224,852
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	237,879
California Statewide CDA CHF-Irvine LLC (BAM Insured)	5.00	5-15-2026	1,605,000	1,652,661
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00%	6-1-2029	$635,000	$595,709
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.63	3-1-2057	2,000,000	2,000,000
City of Long Beach Harbor Revenue Series C AMT	5.00	5-15-2027	500,000	507,285
Compton PFA144A	4.00	9-1-2027	1,635,000	1,628,249
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	142,161
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	374,138
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	263,501
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	276,218
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	288,283
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	299,606
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,955,000	5,457,044
Independent Cities Finance Authority Millennium Housing of California	4.25	5-15-2024	745,000	745,703
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,664,415
Sacramento County Housing Authority Series C (FNMA LIQ, FNMA Insured)ø	3.06	7-15-2029	335,000	335,000
San Diego Housing Authority, Inc. Bernardo Family Housing LP Series Bøø	5.00	5-1-2057	1,500,000	1,546,976
				38,150,536
Industrial development revenue: 1.52%
California Statewide Communities Development Authority Southern California Edison Co. Series C	4.50	11-1-2033	2,000,000	2,182,159
San Francisco City & County Airport Commission San Francisco International Airport SFO Fuel Co. LLC Series A AMT	5.00	1-1-2025	3,000,000	3,020,657
				5,202,816
Miscellaneous revenue: 6.48%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	687,491
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2031	730,000	818,063
California Infrastructure & Economic Development Bank Academy of Sciences Series A	3.25	8-1-2029	3,000,000	3,010,720
California Statewide CDA Series 2021-A	4.00	9-2-2027	390,000	386,474
California Statewide CDA Series 2021-A	4.00	9-2-2028	260,000	256,943
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,274,310
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00	9-2-2033	270,000	285,666
City of Irvine Reassessment District No. 15-2	5.00	9-2-2024	850,000	852,471
County of Santa Barbara Series B AMT	5.00	12-1-2029	600,000	642,995
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2028	500,000	510,476
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2030	550,000	566,590
Lassen Municipal Utility District COP	4.00	5-1-2029	485,000	492,271
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	512,566
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	531,725
See accompanying notes to portfolio of investments
6 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Lassen Municipal Utility District COP	4.00%	5-1-2032	$550,000	$554,401
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	575,449
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	604,657
Lodi PFA Electric System Revenue (AGM Insured)	5.00	9-1-2024	1,100,000	1,105,504
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	561,568
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	764,208
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	798,911
Palomar Health Obligated Group COP	5.00	11-1-2024	300,000	300,571
Palomar Health Obligated Group COP	5.00	11-1-2025	330,000	332,519
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2025	250,000	256,479
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2027	350,000	375,036
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2029	380,000	424,677
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2024	715,000	719,651
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7014 (UBS AG LIQ)144Aø	3.65	7-7-2053	4,000,000	4,000,000
				22,202,392
Resource recovery revenue: 0.44%
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	4.80	11-1-2041	1,500,000	1,504,022
Tax revenue: 10.34%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00	9-1-2027	275,000	282,416
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2024	1,770,000	1,775,580
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2027	580,000	593,109
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2029	500,000	519,531
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2031	600,000	623,314
Chino PFA Series A (AGM Insured)	5.00	9-1-2024	660,000	663,628
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2032	350,000	352,341
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2033	865,000	870,464
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2034	700,000	703,516
City & County of San Francisco Community Facilities District No. 2016-1 Series A144A	4.00	9-1-2032	1,085,000	1,083,378
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A144A	5.00	9-1-2027	405,000	415,100
City of Fontana Community Facilities District No. 90	3.00	9-1-2025	110,000	107,181
City of Fontana Community Facilities District No. 90	4.00	9-1-2026	110,000	109,856
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 7

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City of Fontana Community Facilities District No. 90	4.00%	9-1-2027	$125,000	$125,404
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	256,792
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	141,963
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	304,599
City of Fremont Community Facilities District No. 1	5.00	9-1-2024	1,000,000	1,002,787
City of Lincoln Community Facilities District No. 2003-1	4.00	9-1-2024	600,000	600,074
City of Lincoln Community Facilities District No. 2003-1	5.00	9-1-2025	550,000	560,926
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2024	1,905,000	1,909,997
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2029	1,595,000	1,658,238
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	607,537
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	454,985
Compton Community Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2025	4,095,000	4,184,372
Hollister Redevelopment Successor Agency (BAM Insured)	5.00	10-1-2026	700,000	706,785
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2025	1,000,000	1,014,456
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	873,173
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	420,508
Oakdale Community Redevelopment Agency Series A (AGM Insured)	5.00	6-1-2027	350,000	371,268
Orange County Community Facilities District No. 2015-1 Series A	5.00	8-15-2025	325,000	329,292
Poway Unified School District PFA No. 6 Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,120,946
Poway Unified School District PFA No. 6 Series B (BAM Insured)	5.00	9-1-2025	775,000	793,521
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,177,744
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.50	9-1-2025	160,000	160,687
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	5.00	9-1-2025	150,000	150,966
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2026	130,000	135,587
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2027	225,000	239,666
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2028	200,000	217,497
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2029	200,000	221,948
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2030	325,000	366,789
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2030	200,000	200,490
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2031	500,000	501,078
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	323,682
South Orange County PFA Series A	5.00	8-15-2024	1,425,000	1,429,640
Stockton Redevelopment Successor Agency Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,711,530
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00	9-1-2024	135,000	134,610
See accompanying notes to portfolio of investments
8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00%	9-1-2025	$155,000	$154,207
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2028	425,000	443,942
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	535,527
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2025	1,000,000	1,018,895
Yuba City Redevelopment Agency (AGM Insured)	5.00	9-1-2025	750,000	765,211
				35,426,733
Tobacco revenue: 0.94%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2030	450,000	497,726
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	607,742
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2032	300,000	331,178
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	1,037,308
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2030	200,000	221,212
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	250,349
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	277,880
				3,223,395
Transportation revenue: 0.85%
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	4.05	4-1-2056	1,500,000	1,464,513
Sacramento Regional Transit District Series A	5.00	3-1-2031	410,000	469,076
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	958,379
				2,891,968
Utilities revenue: 12.65%
California Community Choice Financing Authority Clean Energy Project Series Aøø	4.00	10-1-2052	11,650,000	11,720,767
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,295,387
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,811,980
California Community Choice Financing Authority Series A-1øø	5.00	12-1-2053	6,000,000	6,337,176
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	4.09	2-1-2052	7,000,000	6,426,466
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	6,322,601
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	5,000,000	5,512,607
California Statewide CDA Southern California Edison Co. Series A	1.75	9-1-2029	1,500,000	1,312,266
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	612,630
				43,351,880
Water & sewer revenue: 2.99%
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	7-1-2031	2,885,000	3,161,679
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of San Francisco Public Utilities Commission Water Revenue Series C	5.00%	11-1-2028	$1,830,000	$1,843,647
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	718,195
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	781,263
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,740,766
				10,245,550
				325,255,962
Guam: 0.83%
Airport revenue: 0.22%
Port Authority of Guam Series B AMT	5.00	7-1-2024	750,000	750,348
Water & sewer revenue: 0.61%
Guam Government Waterworks Authority Wastewater System Series A	5.00	7-1-2025	350,000	356,129
Guam Government Waterworks Authority Wastewater System Series A	5.00	7-1-2026	350,000	362,401
Guam Government Waterworks Authority Wastewater System Series A	5.00	7-1-2027	300,000	316,449
Guam Government Waterworks Authority Wastewater System Series B%%	5.00	7-1-2026	500,000	517,716
Guam Government Waterworks Authority Wastewater System Series B%%	5.00	7-1-2027	500,000	527,415
				2,080,110
				2,830,458
Illinois: 0.64%
Housing revenue: 0.19%
Metropolitan Pier & Exposition Authority Series B	5.00	12-15-2025	650,000	664,218
Tax revenue: 0.45%
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	1,500,000	1,542,905
				2,207,123
New York: 1.64%
Airport revenue: 0.13%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	434,335
Industrial development revenue: 1.51%
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2029	5,000,000	5,183,371
				5,617,706
Texas: 0.88%
Industrial development revenue: 0.88%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-1-2029	3,000,000	3,000,947
Total municipal obligations (Cost $347,140,617)				338,912,196
See accompanying notes to portfolio of investments
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.48%
Investment companies: 0.48%
Allspring Government Money Market Fund Select Class♠∞##		5.25%	1,647,348	$1,647,348
Total short-term investments (Cost $1,647,348)				1,647,348
Total investments in securities (Cost $348,787,965)	99.41%			340,559,544
Other assets and liabilities, net	0.59			2,038,066
Total net assets	100.00%			$342,597,610

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$21,004,289	$(19,356,941)	$0	$0	$1,647,348	1,647,348	$17,719
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	20,151,015	120,462,693	(140,613,708)	0	0	0	0	153,784
				$0	$0	$1,647,348		$171,503
See accompanying notes to portfolio of investments
12 | Allspring California Limited-Term Tax-Free Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$338,912,196	$0	$338,912,196
Short-term investments
Investment companies	1,647,348	0	0	1,647,348
Total assets	$1,647,348	$338,912,196	$0	$340,559,544
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring California Limited-Term Tax-Free Fund | 13